SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jan. 01, 2022
Supplemental Financial Information
Schedule of inventories	Inventories at year-end were as follows:

(In millions)	2021	2020
Raw materials	$393.6	$268.6
Work-in-progress	233.1	210.3
Finished goods	280.5	238.3

Inventories	$907.2	$717.2

Schedule of property, plant and equipment
Major classes of property, plant and equipment, stated at cost, at year-end
were as follows:

(In millions)	2021	2020
Land	$28.6	$26.1
Buildings and improvements	777.6	746.4
Machinery and equipment	2,582.2	2,538.6
Construction-in-progress	237.8	165.2

Property, plant and equipment	3,626.2	3,476.3
Accumulated depreciation	(2,148.5)	(2,132.6)

Property, plant and equipment, net	$1,477.7	$1,343.7

Schedule of capitalized software costs
Capitalized software costs at
year-end
were as follows:

(In millions)	2021	2020
Cost	$403.9	$506.5
Accumulated amortization	(280.6)	(370.1)

Software, net	$123.3	$136.4
Software amortization expense was $30.1 million in 2021, $29 million in 2020 and $20.8 million in 2019.

Schedule of allowance for credit losses
The activity related to our allowance for credit losses was as follows:

(In millions)	2021	2020
Balance at beginning of year	$44.6	$27.1
(Reversal of) provision for credit losses (1)	(4.7)	20.3
Amounts written off	(7.7)	(5.7)
Other, including foreign currency translation	.8	2.9
Balance at end of year	$33.0	$44.6
(1)	For 2020, our provision for credit losses reflected impacts on customers as a result of COVID-19.

Schedule of research and development expense
Research
and development expense, which is included in “Marketing, general and administrative expense” in the Consolidated Statements of Income, was as follows:

(In millions)	2021	2020	2019
Research and development expense	$136.6	$112.8	$92.6

Schedule of cash paid for interest and income taxes	Cash paid for interest and income taxes was as follows:

(In millions)	2021	2020	2019
Interest	$62.8	$69.6	$74.3
Income taxes, net of refunds	253.4	203.4	155.0

Schedule of amounts and balance sheet locations of deferred revenue
The following table shows the amounts and balance sheet locations of deferred revenue as of January 1, 2022 and January 2, 2021:

(In millions)	January 1, 2022	January 2, 2021
Other current liabilities	$24.7	$18.9
Long-term retirement benefits and other liabilities	1.9	1.4

Total deferred revenue	$26.6	$20.3
Revenue recognized from amounts included in deferred revenue as of January 2, 2021 was $18.4 million in 2021. Revenue recognized from amounts included in deferred revenue as of December 28, 2019 was $12 million in 2020. Revenue recognized from amounts included in deferred revenue as of December 29, 2018 was $10.8 million in 2019. This revenue was included in “Net sales” in the Consolidated Statements of Income.